UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-21237

                                                                                              Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)	(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code:        317-917-7000

Date of fiscal year end:    4/30

Date of reporting period:            10/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Toreador Core Fund

SEMI-ANNUAL REPORT

October 31, 2013

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Performance Results (Unaudited)

Total Return* (For the period ended October 31, 2013)
			Average Annual Returns
	Six Months	One Year	Five Years	Since Inception (June 2, 2006)
Toreador Core Fund – Retail Class	12.38%	33.50%	14.14%	5.04%
Russell 1000® Index**	11.60%	28.40%	15.84%	6.80%
Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 29, 2013, were 1.74% of average net assets (1.21% after fee waivers/expense reimbursements by the Adviser). The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2014, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense cap in place at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Total Return* (For the period ended October 31, 2013)
			Average Annual Return
	Six Months	One Year	Three Years	Since Inception (September 1, 2009)
Toreador Core Fund – Institutional Class	12.45%	33.69%	14.66%	14.73%
Russell 1000® Index**	11.60%	28.40%	16.83%	16.79%
Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 29, 2013, were 1.49% of average net assets (0.96% after fee waivers/expense reimbursements by the Adviser). The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2014, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense cap in place at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The Russell 1000® Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus and summary prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Retail Class operations) and held through October 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus and summary prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on September 1, 2009 (commencement of Institutional Class operations) and held through October 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000® Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus and summary prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1	As a percentage of net assets.
2	Primarily consists of companies included in the S&P 500® Index and the Russell 1000® Index.

The investment objective of the Toreador Core Fund (the “Fund”) is long-term capital appreciation.

The Fund invests primarily in equity securities of U.S. and foreign large cap companies of a size similar to those in either the S&P 500® Index or the Russell 1000® Index. As of May 31, 2013, the Russell 1000 Index was composed of companies having market capitalizations of between $1.82 billion and $422 billion. As of March 28, 2013 the S&P 500 was composed of companies having market capitalizations of between $1.82 billion and $415.66 billion. In choosing investments, the Fund’s adviser, Toreador Research & Trading LLC (the “Adviser”), typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Core Fund – Retail Class	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period* May 1, 2013 – October 31, 2013
Actual	$1,000.00	$1,123.80	$6.42
Hypothetical**	$1,000.00	$1,019.16	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Toreador Core Fund – Institutional Class	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period* May 1, 2013 – October 31, 2013
Actual	$1,000.00	$1,124.50	$5.09
Hypothetical**	$1,000.00	$1,020.42	$4.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS

October 31, 2013 (Unaudited)

Common Stocks – 90.51%	Shares	Fair Value
Consumer Discretionary – 8.60%
AMC Networks, Inc., Class A *	7,605	$533,034
Carnival Corp.	28,466	986,347
Delphi Automotive PLC	13,163	752,924
O’Reilly Automotive, Inc. *	4,311	533,745
Priceline.com, Inc. *	669	705,012
SeaWorld Entertainment, Inc.	18,494	555,375
Target Corp.	11,680	756,747
Viacom, Inc., Class B	7,819	651,245
Visteon Corp. *	7,967	614,176

		6,088,605

Consumer Staples – 3.70%
Bunge Ltd.	6,743	553,803
Green Mountain Coffee Roasters, Inc. *	6,340	398,215
Herbalife Ltd.	7,695	498,790
Mead Johnson Nutrition Co.	7,406	604,774
Pinnacle Foods, Inc.	20,767	562,578

		2,618,160

Energy – 2.85%
Alpha Natural Resources, Inc. *	199,520	1,396,640
Helmerich & Payne, Inc.	7,977	618,616

		2,015,256

Financials – 33.56%
Aflac, Inc.	8,422	547,262
Assured Guaranty Ltd.	20,500	420,250
Axis Capital Holdings Ltd.	12,699	602,187
Bank of America Corp.	688,522	9,611,767
Capital One Financial Corp.	8,001	549,429
CBOE Holdings, Inc.	13,453	652,470
Discover Financial Services	11,469	595,012
Everest Re Group Ltd.	3,675	564,994
Genworth Financial, Inc., Class A *	45,506	661,202

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS – continued

October 31, 2013 (Unaudited)

Common Stocks – 90.51% – continued	Shares	Fair Value
Financials – 33.56% – continued
JPMorgan Chase & Co.	26,398	$1,360,553
MetLife, Inc.	65,675	3,107,084
Moody’s Corp.	7,721	545,566
Nationstar Mortgage Holdings, Inc. *	10,030	514,740
PartnerRe Ltd.	5,366	537,727
Protective Life Corp.	12,821	590,792
Prudential Financial, Inc.	7,493	609,855
Regions Financial Corp.	60,588	583,462
SLM Corp.	26,878	681,895
Travelers Cos., Inc./The	5,799	500,454
Validus Holdings Ltd.	13,214	521,689

		23,758,390

Health Care – 15.26%
AbbVie, Inc.	11,274	546,225
Aetna, Inc.	8,777	550,318
AmerisourceBergen Corp.	10,659	696,352
Amgen, Inc.	4,513	523,508
Boston Scientific Corp. *	44,326	518,171
Celgene Corp. *	4,028	598,118
CIGNA Corp.	7,494	576,888
Edwards LifeSciences Corp. *	28,230	1,840,314
Eli Lilly & Co.	7,380	367,672
Endo Health Solutions, Inc. *	12,723	556,377
Gilead Sciences, Inc. *	8,275	587,442
Humana, Inc.	5,328	490,975
Mylan, Inc. *	17,270	654,015
Omnicare, Inc.	10,198	562,420
Pfizer, Inc.	17,844	547,454
St. Jude Medical, Inc.	10,254	588,477
United Therapeutics Corp. *	6,814	603,175

		10,807,901

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS – continued

October 31, 2013 (Unaudited)

Common Stocks – 90.51% – continued	Shares	Fair Value
Industrials – 7.47%
AGCO Corp.	8,566	$500,083
AMERCO *	2,951	595,895
Delta Air Lines, Inc.	29,368	774,728
Engility Holdings, Inc. *	21,249	658,082
Hertz Global Holdings, Inc. *	21,739	499,127
Spirit Aerosystems Holdings, Inc. *	61,538	1,642,449
Trinity Industries, Inc.	12,174	616,370

		5,286,734

Information Technology – 15.13%
Apple, Inc.	2,932	1,531,530
Cisco Systems, Inc.	61,074	1,374,165
FleetCor Technologies, Inc. *	6,084	701,789
Gartner, Inc. *	8,344	491,879
Hewlett-Packard Co.	21,007	511,941
Intel Corp.	97,305	2,377,161
Lexmark International, Inc., Class A	16,667	592,512
MasterCard, Inc., Class A	818	586,588
NeuStar, Inc., Class A *	9,756	447,996
Oracle Corp.	28,787	964,364
Vantiv, Inc. *	19,011	522,802
Western Digital Corp.	8,754	609,541

		10,712,268

Materials – 3.18%
Cliffs Natural Resources, Inc.	26,829	688,969
Goldcorp, Inc.	20,638	524,824
Lyondellbasell Industries N.V., Class A	7,728	576,509
Newmont Mining Corp.	17,077	465,519

		2,255,821

Utilities – 0.76%
AES Corp./The	38,058	536,237

TOTAL COMMON STOCKS (Cost $53,249,028)		64,079,372

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

SCHEDULE OF INVESTMENTS – continued

October 31, 2013 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds – 4.41%
SPDR S&P 500 ETF Trust	17,777	$3,123,952

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,019,944)		3,123,952

Money Market Securities – 3.90%
Huntington Money Market Fund, Trust Shares, 0.01% (a)	2,757,687	2,757,687

TOTAL MONEY MARKET SECURITIES (Cost $2,757,687)		2,757,687

	Contracts
Call Options Purchased – 1.00%
Intel Corp./ January 2015/ Strike $20.00 (b)	1,500	706,500

TOTAL CALL OPTIONS PURCHASED (Cost $603,555)		706,500

TOTAL INVESTMENTS – 99.82% (Cost $59,630,214)		70,667,511

Other Assets in Excess of Liabilities – 0.18%		129,047

TOTAL NET ASSETS – 100.00%		$70,796,558

(a)	Rate disclosed is the seven day yield as of October 31, 2013.

(b)	The option contract has a multiplier of 100 shares.

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013 (Unaudited)

Assets
Investments in securities at fair value (cost $59,630,214)	$70,667,511
Receivable for fund shares sold	175,884
Dividends receivable	6,523
Interest receivable	24
Prepaid expenses	22,873

Total assets	70,872,815

Liabilities
Payable for fund shares redeemed	16,551
Payable to Adviser	31,357
Payable to administrator, fund accountant, and transfer agent	9,335
Accrued service fees – Retail class	7,134
Payable to custodian	1,884
Payable to trustees	1,509
Other accrued expenses	8,487

Total liabilities	76,257

Net Assets	$70,796,558

Net Assets consist of:
Paid-in capital	$53,413,472
Accumulated undistributed net investment income	115,363
Accumulated undistributed net realized gain from investment security transactions and option contracts	6,230,426
Net unrealized appreciation on investment security and option contracts	11,037,297

Net Assets	$70,796,558

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENT OF ASSETS AND LIABILITIES – continued

October 31, 2013 (Unaudited)

Net Assets: Retail Class	$34,117,332

Shares outstanding (unlimited number of shares authorized, no par value)	2,487,975

Net asset value (“NAV”) and offering price per share	$13.71

Redemption price per share (NAV * 98%) (a)	$13.44

Net Assets: Institutional Class	$36,679,226

Shares outstanding (unlimited number of shares authorized, no par value)	2,670,758

Net asset value (“NAV”) and offering price per share	$13.73

Redemption price per share (NAV * 98%) (a)	$13.46

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase as a percentage of amount redeemed.

TOREADOR CORE FUND

STATEMENT OF OPERATIONS

For the six months ended October 31, 2013 (Unaudited)

Investment Income
Dividend income (net of foreign withholding taxes of $2,320)	$427,175
Interest income	112

Total Investment Income	427,287

Expenses
Investment Adviser fee	283,860
Service fee – Retail Class	39,744
Administration expenses	28,673
Transfer agent expenses	26,412
Registration expenses	19,975
Fund accounting expenses	19,350
Legal expenses	8,938
Audit expenses	8,745
Report printing expense	7,713
Custodian expenses	7,112
CCO expense	4,801
Trustee expenses	4,431
Pricing expenses	1,887
Insurance expense	1,759
Miscellaneous expenses	1,544

Total Expenses	464,944
Fees waived by Adviser	(125,084)

Net operating expenses	339,860

Net Investment Income	87,427

Net Realized and Unrealized Gain on Investment Securities and Option Contracts
Net realized gain on investment security transactions	4,077,706
Net realized gain on option transactions	91,334
Net change in unrealized appreciation of investment securities	2,837,368
Net change in unrealized appreciation of option contracts	(20,829)

Net realized and unrealized gain on investment securities and option contracts	6,985,579

Net increase in net assets resulting from operations	$7,073,006

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended October 31, 2013 (Unaudited)	For the year ended April 30, 2013
Increase in Net Assets due to:
Operations
Net investment income	$87,427	$262,186
Net realized gain on investment transactions	4,169,040	3,809,085
Net change in unrealized appreciation of investments	2,816,539	3,462,204

Net increase in net assets resulting from operations	7,073,006	7,533,475

Distributions
From net investment income – Retail Class	—	(133,235)
From net investment income – Institutional Class	—	(165,913)
From net realized gains – Retail Class	—	(849,352)
From net realized gains – Institutional Class	—	(691,456)

Total distributions	—	(1,839,956)

Capital Transactions – Retail Class
Proceeds from shares sold	5,168,421	5,511,044
Reinvestment of distributions	—	911,952
Amount paid for shares redeemed	(3,781,612)	(11,414,934)
Proceeds from redemption fees (a)	6,013	7,829

Total Retail Class	1,392,822	(4,984,109)

Capital Transactions – Institutional Class
Proceeds from shares sold	10,308,380	6,997,741
Reinvestment of distributions	—	740,233
Amount paid for shares redeemed	(1,987,363)	(5,320,626)
Proceeds from redemption fees (a)	105	2,340

Total Institutional Class	8,321,122	2,419,688

Net increase (decrease) in net assets resulting from capital transactions	9,713,944	(2,564,421)

Total Increase in Net Assets	16,786,950	3,129,098

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS – continued

	For the six months ended October 31, 2013 (Unaudited)	For the year ended April 30, 2013

Net Assets
Beginning of period	$54,009,608	$50,880,510

End of period	$70,796,558	$54,009,608

Accumulated net investment income included in net assets at end of period	$115,363	$27,936

Share Transactions – Retail Class
Shares sold	388,025	509,136
Shares issued in reinvestment of distributions	—	85,309
Shares redeemed	(285,466)	(1,092,338)

Total Retail Class	102,559	(497,893)

Share Transactions – Institutional Class
Shares sold	782,738	654,819
Shares issued in reinvestment of distributions	—	69,245
Shares redeemed	(151,522)	(500,347)

Total Institutional Class	631,216	223,717

Net increase (decrease) in share transactions	733,775	(274,176)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase as a percentage of the amount redeemed.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – RETAIL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)	Six months ended October 31, 2013 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.20

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	1.50

Total from investment operations	1.51

Less distributions to shareholders:
From net investment income	—
From net realized gains	—

Total distributions	—

Paid in capital from redemption fees (b)	—

Payment by affiliate for investment violation and trading error	—

Net asset value, end of period	$13.71

Total Return (d)	12.38	%(i)

Ratios and Supplemental Data:
Net assets, end of period (000)	$34,117
Ratio of expenses to average net assets	1.20	%(j)
Ratio of expenses to average net assets before waiver and reimbursement	1.60	%(j)
Ratio of net investment income (loss) to average net assets	0.17	%(j)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(0.23	)%(j)
Portfolio turnover rate	58%

(a)	Amounts to less than $0.005 per share.

(b)	Redemption fees resulted in less than $0.005 per share.

(c)	See Note 6 in the Notes to the Financial Statements.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Before the reimbursement from Adviser for the loss on trading error, the total return for the year would have been -1.76%.

(f)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.08%.

(g)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have been 35.11%.

(h)	Effective September 1, 2009, the Adviser agreed to waive fees to maintain Fund expenses at 0.95% (excluding Service fees). Prior to that date, the expense cap was 1.50%.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – RETAIL CLASS

FINANCIAL HIGHLIGHTS

Year ended April 30, 2013	Year ended April 30, 2012		Year ended April 30, 2011		Year ended April 30, 2010		Year ended April 30, 2009

$10.82	$11.03		$9.36		$6.93		$10.30

0.06	0.03		0.03		0.01		0.02
1.76	(0.23)		1.66		2.42		(3.39)

1.82	(0.20)		1.69		2.43		(3.37)

(0.06)	(0.02)		(0.02)		(0.02)		—
(0.38)	—		—		—		— (a)

(0.44)	(0.02)		(0.02)		(0.02)		—

—	—		—		—		—

—	0.01	(c)	—	(a)(c)	0.02	(c)	—

$12.20	$10.82		$11.03		$9.36		$6.93

17.37%	(1.67	)%(e)	18.08	%(f)	35.40	%(g)	(32.68)%

$29,109	$31,207		$35,866		$31,888		$23,552
1.20%	1.20%		1.20%		1.29	%(h)	1.50%
1.73%	1.65%		1.86%		1.86%		1.98%
0.44%	0.27%		0.29%		0.10%		0.41%

(0.09)%	(0.18)%		(0.37)%		(0.47)%		(0.07)%
77%	105%		86%		60%		93%

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)	Six Months Ended October 31, 2013 (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.21

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain (loss) on investments	1.49

Total from investment operations	1.52

Less distributions to shareholders:
From net investment income	—
From net realized gains	—

Total distributions	—

Paid in capital from redemption fees	—	(b)

Payment by affiliate for investment violation and trading error	—

Net asset value, end of period	$13.73

Total Return (d)	12.45	%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$36,679
Ratio of expenses to average net assets	0.95	%(h)
Ratio of expenses to average net assets before waiver and reimbursement	1.35	%(h)
Ratio of net investment income (loss) to average net assets	0.38	%(h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	(0.02	)%(h)
Portfolio turnover rate	58	%(e)

(a)	For the period September 1, 2009 (commencement of operations) to April 30, 2010.

(b)	Amounts to less than $0.005 per share.

(c)	See Note 6 in the Notes to the Financial Statements.

(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	Before the reimbursement from Adviser for the loss on trading error, the total return for the year would have been -1.51%.

(g)	Before the reimbursement from Adviser for the loss on investment violation, the total return for the year would have remained 18.26%.

(h)	Annualized.

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Year Ended April 30, 2013	Year Ended April 30, 2012		Year Ended April 30, 2011		For the Period Ended April 30, 2010(a)

$10.83	$11.04		$9.37		$8.18

0.08	0.04		0.04		0.03
1.77	(0.21)		1.67		1.19

1.85	(0.17)		1.71		1.22

(0.09)	(0.05)		(0.04)		(0.03)
(0.38)	—		—		—

(0.47)	(0.05)		(0.04)		(0.03)

— (b)	—	(b)	—	(b)	—

—	0.01	(c)	—	(b)(c)	—

$12.21	$10.83		$11.04		$9.37

17.69%	(1.42	)%(f)	18.26	%(g)	14.92	%(e)

$24,901	$19,673		$10,334		$837
0.95%	0.95%		0.95%		0.95	%(h)
1.49%	1.43%		1.57%		1.68	%(h)
0.70%	0.47%		0.40%		0.49	%(h)
0.16%	(0.01)%		(0.22)%		(0.24	)%(h)
77%	105%		86%		60	%(e)

See accompanying notes which are an integral part of these financial statements.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2013 – (Unaudited)

NOTE 1. ORGANIZATION

Toreador Core Fund (the “Fund,” formerly known as the Toreador Large Cap Fund) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment Adviser is Toreador Research & Trading LLC (the “Adviser”). The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Retail Class and Institutional Class. Retail Class shares were first offered to the public on June 2, 2006; and Institutional Class shares were first offered to the public on September 1, 2009. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. Expenses attributable to any class are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended October 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2013, there were no material reclassifications.

The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position. As an example, the Fund may buy index options to serve as a hedge against overall fluctuations in the securities market represented by the relevant market index. The Fund may sell put or call options to enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. The Fund will sell call options only to the extent that it owns

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index.

Purchasing Put Options – As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. See Note 4 for additional disclosures.

Purchasing Call Options – As the holder of a call option, the Fund has the right to purchase the underlying security or currencies at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

Writing Covered Call Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. In the event the option expires, premiums received are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received in determining realized gains or losses.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Call and put options that the Fund invests in and writes are generally traded on an exchange. These options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$64,079,372	$—	$—	$64,079,372
Exchange-Traded Funds	3,123,952	—	—	3,123,952
Money Market Securities	2,757,687	—	—	2,757,687
Call Options Purchased	706,500	—	—	706,500
Total	$70,667,511	$—	$—	$70,667,511

*	Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended October 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4: DERIVATIVE TRANSACTIONS

Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations under change in unrealized appreciation (depreciation) on options contracts, respectively. As of October 31, 2013, there were no open call options written.

At October 31, 2013:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Written Call Options	Written Call Options at fair value	$—

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

For the period ended October 31, 2013:

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk: Written Call Options	Net realized and unrealized gain (loss) on options contracts	$37,962	$(37,749)

Transactions in written options by the Fund during the period ended October 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2013	840	$88,990
Options written	500	49,980
Options exercised	(840)	(88,990)
Options terminated in closing purchase transactions	(500)	(49,980)

Options outstanding at October 31, 2013	—	$—

Call options purchased are represented on the Statement of Assets and Liabilities under investments in securities at fair value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options.

Please see the chart below for information regarding call options purchased for the Fund.

At October 31, 2013:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Call Options Purchased	Investment in Securities, at fair value	$706,500

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

For the period ended October 31, 2013:

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk: Call Options Purchased	Net realized and unrealized gain (loss) on options	1,100	300	$53,372	$16,920

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the Amended and Restated Management Agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average net assets. For the period ended October 31, 2013, before the waiver described below, the Adviser earned a fee of $283,860 from the Fund. The Adviser has contractually agreed through August 31, 2014 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Retail Class shares only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary litigation expenses, and any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest do not exceed 0.95% of the Fund’s average daily net assets. For the period ended October 31, 2013, the Adviser waived fees of $125,084. At October 31, 2013, the Adviser was owed $31,357 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived or currently in effect, whichever is lower as described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2013 are as follows:

Amount	Until April 30,
$213,074	2014
228,389	2015
251,538	2016
125,084	2017

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended October 31, 2013, HASI earned fees of $28,673 for administrative services provided to the Fund. At October 31, 2013, the Fund owed HASI $2,681 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended October 31, 2013, the Custodian earned fees of $7,112 for custody services provided to the Fund. At October 31, 2013, the Fund owed the Custodian $1,884 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended October 31, 2013, HASI earned fees of $26,412 from the Fund for transfer agent services. For the period ended October 31, 2013, HASI earned fees of $19,350 from the Fund for fund accounting services. At October 31, 2013, the Fund owed HASI $4,320 for transfer agent services and $2,335 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended October 31, 2013. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted an Administrative Services Plan (“Plan”) with respect to Retail Class shares, pursuant to which the Fund pays an annual fee (“Service Fee”) of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders. Financial intermediaries eligible to receive payments under the Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Class shares. For purposes of the Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Retail Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Retail Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Retail Class shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Retail Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Retail Class shares

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the intermediary) monthly and year-end statements and conformations of purchases, exchanges and redemptions. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the assets of the Retail Class on an on-going basis. For the period ended October 31, 2013, the Retail Class incurred Service fees of $39,744. At October 31, 2013, $7,134 was owed to the Adviser pursuant to the Administrative Services Plan.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	42,970,841
Sales
U.S. Government Obligations	$—
Other	34,645,298

During the fiscal year ended April 30, 2012, the Adviser submitted a trade ticket on which shares of 41 different security issues were purchased in excess of the intended amount. To correct the error, sales of the excess shares were subsequently executed, although at a net lower price than the original purchase price, thus resulting in a loss to the Fund of $64,083. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

During the fiscal year ended April 30, 2011, the Adviser mistakenly purchased shares of Huntington Bancshares, Inc., (“HBAN”), of which Huntington National Bank, Inc. is a subsidiary. Due to the affiliation of Huntington National Bank, Inc. as the parent company of Unified Financial Securities, Inc. (the Fund’s Distributor), the Fund is not permitted to invest in HBAN. Upon notification of this error, the Adviser closed the Fund’s position in HBAN, resulting in a loss of $460, which the Adviser subsequently reimbursed to the Fund.

TOREADOR CORE FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

October 31, 2013 – (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS– continued

During the fiscal year ended April 30, 2010, the Adviser incorrectly entered a share amount when executing a purchase of Noble Corp. (“NE”). To correct the error, a subsequent sale of NE was executed, although at a lower price than the original purchase price, resulting in a loss to the Fund of $10,802. Furthermore, the sale was inadvertently duplicated (resulting in a temporary short sale position) and the cost to purchase the shares on the open market was greater than the sale price, which resulted in an additional loss to the Fund of $45,061. The Adviser has reimbursed the Fund for the total amount of the losses noted above.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At October 31, 2013, Charles Schwab & Co., for the benefit of its customers, owned 66.67% of the Retail Class shares. As a result, Charles Schwab & Co. may be deemed to control the Retail Class. At October 31, 2013, Charles Schwab & Co., for the benefit of its customers, owned 30.81% of the Institutional Class shares. As a result, Charles Schwab & Co. may be deemed to control the Institutional Class.

NOTE 9. FEDERAL TAX INFORMATION

At October 31, 2013, the appreciation (depreciation) of investments excludes written options for tax purposes was as follows:

Amount
Gross Appreciation	$13,594,317
Gross (Depreciation)	(2,596,853)

Net Appreciation (Depreciation) on Investments	$10,997,464

At October 31, 2013, the aggregate cost of securities, excluding written options, for federal income tax purposes, was $59,670,047.

There were no distributions by the Toreador Core Fund for the six months ended October 31, 2013.

TOREADOR CORE FUND

SEMI-ANNUAL REPORT

October 31, 2013

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Semi-Annual Report

October 31, 2013

Fund Advisor:

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

Toll Free (855) 367-6383

Discussion – (Unaudited)

The Martin Focused Value Fund (the “Fund”) was launched on May 4, 2012. Since the previous fund year-end April 30, 2013, the S&P 500, including dividends, has returned 11.15% through October 31, 2013. For the same time period, the Fund’s institutional share class (MFVIX) returned 1.90% while the retail share class (MFVRX) returned 1.71%.

The universe of superior businesses led by trustworthy and able managers is large. With few exceptions, however, the prices we must pay to own those business are, in our judgment, simply too high to meet our objective of longer-term growth in capital. When the stock prices of inferior businesses rise untethered to their own realities and with the lowest quality debt trades at the lowest yields in years, we feel the markets in general are simply not compensating investors for economic, financial, valuation, and tail risks present today. Accordingly, the Fund held about 88% of its assets in cash and short-term U.S. Treasury securities on October 31, 2013. Until the environment is more accommodative to long-term, risk-averse investors, we will wait patiently and remain steadfast in our conviction that now is a time to be more concerned about the return of principal than the return on principal.

Much of the Fund’s underperformance versus the S&P 500 Index during the period was the result of the Fund’s large positions in cash and short-term U.S. Treasury securities, which limited its exposure to rallying equity markets. The Fund remained defensive because of its beliefs that: a) the current market environment is fraught with understated risks, b) the recent rally in equities is not sustainable given a fundamental disconnection between stock prices and normalized earnings over time, and c) the manager believes that the Fund will see a better, although at this point undefined, set of long-term investment choices in the future, and will have the optionality that only liquid assets provide to then take advantage of them.

Existing equity holdings that contributed positively to the Fund during the six-month interval include Gentex, Stryker, and Wal-Mart, as did Garmin which was purchased in May. In total, the equities we held produced returns near 22% during the six months, and we continued to hold about 11% of Fund assets in the common equity securities of the above-named companies as of the end of the six-month period.

The Fund will also occasionally utilize derivative instruments as a way to manage risk or generate returns. In the past fiscal year, we purchased S&P 500 Index options to capitalize on market fluctuations while awaiting opportunities to buy individual companies at attractive prices. We purchased six-month calls in June of 2013 to generate returns in the portfolio in the event that the market continued to advance, and we bought four different put option contracts at various times, strike prices, and expiration dates to hedge the portfolio or generate returns in the event the market declined. The market has advanced since the options were purchased and the calls generated profits while the puts have produced losses. For the period, the losses on the puts offset nearly all the gains on the calls. Given that we had, and continue to have in a modest way, the opportunity to profit from a decline in the market at effectively no cost, we consider it capital well expended.

The market has continued to advance in 2013, and after five years, it has broken into new high ground. Valuations have become even more stretched while economic, financial and tail risks have not subsided significantly in our view. We thus remain focused on managing risk at a time when it seems everyone else is focused on return. As forward-thinking managers, we believe the choices made today in favor of possessing the liquidity to take advantage of future opportunity sets will help Martin Focused Value Fund achieve its objective of long-term capital growth.

1

Investment Results – (Unaudited)

Total Returns*
(For the periods ended October 31, 2013)
			Average Annual Returns
	Six Months	One Year	Since Inception (May 4, 2012)
Martin Focused Value Fund, Institutional Class	1.90%	2.69%	1.52%
S&P 500® Index **	11.15%	27.18%	19.46%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 29, 2013 were 3.16% of net assets for the Institutional Class (1.02% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to cap certain operating expenses of the Fund through June 30, 2015.

Total Returns*
(For the periods ended October 31, 2013)
			Average Annual Returns
	Six Months	One Year	Since Inception (May 4, 2012)
Martin Focused Value Fund, Retail Class	1.71%	2.29%	1.12%
S&P 500® Index **	11.15%	27.18%	19.46%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated August 29, 2013 were 3.56% of average daily net assets for the Retail Class (1.42% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to cap certain operating expenses of the Fund through June 30, 2015.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-367-6383.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

Investment Results – (Unaudited)

The chart above assumes an initial investment of $10,000 made on May 4, 2012 (commencement of Fund operations) and held through October 31, 2013. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-855-367-6383. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The investment objective of the Martin Focused Value Fund is long-term growth of capital.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, May 1, 2013 to October 31, 2013.

4

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Martin Focused Value Fund – Institutional Class	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 - October 31, 2013
Actual	$1,000.00	$1,019.00	$5.04
Hypothetical **	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** Assumes a 5% return before expenses.

Martin Focused Value Fund – Retail Class	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 - October 31, 2013
Actual	$1,000.00	$1,017.10	$7.07
Hypothetical **	$1,000.00	$1,018.20	$7.07

* Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** Assumes a 5% return before expenses.

5

Martin Focused Value Fund

Schedule of Investments

October 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 11.24%

Consumer Discretionary — 7.66%
Garmin Ltd.	2,750	$128,563
Gentex Corp.	30,175	888,352

		1,016,915

Consumer Staples — 2.29%
Wal-Mart Stores, Inc.	3,965	304,314

Health Care — 1.29%
Stryker Corp.	2,325	171,724

Total Common Stocks (Cost $982,301)		1,492,953

U.S. Treasury Obligations — 66.80%

	Principal Amount
U.S. Treasury Note, 0.750%, 12/15/2013	4,000,000	4,003,436
U.S. Treasury Note, 1.250%, 03/15/2014	2,500,000	2,510,692
U.S. Treasury Note, 0.750%, 06/15/2014	750,000	753,003
U.S. Treasury Note, 0.250%, 09/15/2014	1,600,000	1,601,781

Total U.S. Treasury Obligations (Cost $8,868,518)		8,868,912

Put Options Purchased — 0.36%

	Outstanding Contracts
Standard & Poor’s 500 Index, Put @ 1000, Expiring December 2013 (a)*	62	310
Standard & Poor’s 500 Index, Put @ 1500, Expiring March 2014 (a)*	40	48,000

Total Put Options Purchased (Cost $337,030)		48,310

Money Market Securities — 21.33%

	Shares
Fidelity Institutional Money Market Funds - Treasury Only Portfolio – Class I, 0.01% (b)	2,831,720	2,831,720

Total Money Market Securities (Cost $2,831,720)		2,831,720

Total Investments – 99.73% (Cost $13,019,569)		13,241,895

Other Assets in Excess of Liabilities – 0.27%		35,508

TOTAL NET ASSETS – 100.00%		$13,277,403

See accompanying notes which are an integral part of these financial statements.

6

(a)	Each put option contract has a multiplier of 100 shares.
(b)	Rate disclosed is the seven day yield as of October 31, 2013.
(*)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

7

Martin Focused Value Fund

Statement of Assets and Liabilities

October 31, 2013

(Unaudited)

Assets
Investments in securities at fair value (cost $13,019,569)	$13,241,895
Interest receivable	18,125
Receivable from Adviser	22,343
Prepaid expenses	21,325

Total Assets	13,303,688

Liabilities
Payable to administrator, fund accountant, and transfer agent	11,098
Accrued 12b-1 fees - Retail class	56
Accrued service fees - Retail class	68
Payable to custodian	3,639
Payable to trustees	1,469
Other accrued expenses	9,955

Total Liabilities	26,285

Net Assets	$13,277,403

Net Assets consist of:
Paid-in capital	$13,034,689
Accumulated undistributed net investment loss	(59,980)
Accumulated undistributed net realized gain from investment transactions and option contracts	80,368
Net unrealized appreciation on investments and option contracts	222,326

Net Assets	$13,277,403

Net Assets: Institutional Class	$12,997,121

Shares outstanding (unlimited number of shares authorized, no par value)	1,275,521

Net asset value (“NAV”) and offering price per share	$10.19

Redemption price per share (NAV * 98%) (a)	$9.99

Net Assets: Retail Class	$280,282

Shares outstanding (unlimited number of shares authorized, no par value)	27,681

Net asset value (“NAV”) and offering price per share	$10.13

Redemption price per share (NAV * 98%) (a)	$9.93

(a)	The Fund charges a 2% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

Martin Focused Value Fund

Statement of Operations

For the six months ended October 31, 2013

(Unaudited)

Investment Income
Dividend income	$15,883
Interest income	5,437

Total investment income	21,320

Expenses
Investment Adviser fee	48,791
12b-1 fee - Retail class	378
Service fee - Retail class	227
Administration expenses	23,946
Fund accounting expenses	17,644
Transfer agent expenses	27,174
Legal expenses	9,142
Registration expenses	18,894
Custodian expenses	5,297
Audit expenses	8,066
Trustee expenses	4,542
Insurance expense	2,008
Pricing expenses	503
Report printing expense	2,622
Offering expense	2,849
CCO expense	4,801
Miscellaneous expenses	857

Total expenses	177,741
Fees waived and expenses reimbursed by Adviser	(123,439)

Net operating expenses	54,302

Net investment loss	(32,982)

Net Realized and Unrealized Gain on Investments
Net realized loss on investment securities	(374)
Net realized gain on option transactions	68,723
Net change in unrealized appreciation of investment securities	250,561
Net change in unrealized depreciation of option contracts	(60,792)

Net realized and unrealized gain on investments	258,118

Net increase in net assets resulting from operations	$225,136

See accompanying notes which are an integral part of these financial statements.

9

Martin Focused Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2013	For the Period Ended April 30, 2013 (a)
	(Unaudited)
Increase in Net Assets due to:
Operations
Net investment loss	$(32,982)	$(86,512)
Net realized gain on investment securities and option transactions	68,349	67,629
Net change in unrealized appreciation of investment securities and option contracts	189,769	32,557

Net increase in net assets resulting from operations	225,136	13,674

Distributions
From net realized gains - Institutional Class	—	(54,827)
From net realized gains - Retail Class	—	(881)

Total distributions	—	(55,708)

Capital Transactions - Institutional Class
Proceeds from shares sold	3,786,385	15,510,256
Reinvestment of distributions	—	54,808
Amount paid for shares redeemed	(3,006,070)	(3,529,291)
Proceeds from redemption fees (b)	—	2,061

Total Institutional Class	780,315	12,037,834

Capital Transactions - Retail Class
Proceeds from shares sold	104,651	409,633
Reinvestment of distributions	—	881
Amount paid for shares redeemed	(134,600)	(104,413)

Total Retail Class	(29,949)	306,101

Net increase in net assets resulting from capital transactions	750,366	12,343,935

Total Increase in Net Assets	975,502	12,301,901

Net Assets
Beginning of period	12,301,901	—

End of period	$13,277,403	$12,301,901

Accumulated net investment loss included in net assets at end of period	$(59,980)	$(26,998)

Share Transactions - Institutional Class
Shares sold	374,496	1,550,061
Shares issued in reinvestment of distributions	—	5,525
Shares redeemed	(298,914)	(355,647)

Total Institutional Class	75,582	1,199,939

Share Transactions - Retail Class
Shares sold	10,455	41,129
Shares issued in reinvestment of distributions	—	89
Shares redeemed	(13,422)	(10,570)

Total Retail Class	(2,967)	30,648

Net increase in share transactions	72,615	1,230,587

(a)	For the period May 4, 2012 (commencement of operations) to April 30, 2013.
(b)	The Fund charges a 2% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

10

Martin Focused Value Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended October 31, 2013		For the Period Ended April 30, 2013 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments	0.22		0.11

Total from investment operations	0.19		0.04

Less distributions to shareholders:
From net realized gains	-		(0.04)

Total distributions	-		(0.04)

Paid in capital from redemption fees	-		-	(b)

Net asset value, end of period	$10.19		$10.00

Total Return (c)	1.90%	(d)	0.37%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$12,997		$11,997
Ratio of net expenses to average net assets	0.99%	(e)	1.00%	(e) (f)
Ratio of expenses to average net assets before waiver and reimbursement	3.26%	(e)	3.13%	(e)
Ratio of net investment income (loss) to average net assets	(0.60)%	(e)	(0.71)%	(e)
Portfolio turnover rate	0%	(d)	108%	(d)

(a)	For the period May 4, 2012 (commencement of operations) to April 30, 2013.
(b)	Redemption fees resulted in less than $0.005 per share in each period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective November 30, 2012, the Adviser agreed to waive certain fees to maintain Fund expense at 0.99%. Prior to that date, the expense cap was 1.00%.

See accompanying notes which are an integral part of these financial statements.

11

Martin Focused Value Fund - Retail Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended October 31, 2013		For the Period Ended April 30, 2013 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.96		$10.00

Income from investment operations:
Net investment income (loss)	(0.05)	(b)	(0.11)	(b)
Net realized and unrealized gain (loss) on investments	0.22		0.11

Total from investment operations	0.17		0.00

Less distributions to shareholders:
From net realized gains	-		(0.04)

Total distributions	-		(0.04)

Net asset value, end of period	$10.13		$9.96

Total Return (c)	1.71%	(d)	(0.03)%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$280		$305
Ratio of net expenses to average net assets	1.39%	(e)	1.40%	(e) (f)
Ratio of expenses to average net assets before waiver and reimbursement	3.70%	(e)	3.43%	(e)
Ratio of net investment income (loss) to average net assets	(1.01)%	(e)	(1.10)%	(e)
Portfolio turnover rate	0%	(d)	108%	(d)

(a)	For the period May 4, 2012 (commencement of operations) to April 30, 2013.
(b)	Calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective November 30, 2012, the Adviser agreed to waive certain fees to maintain Fund expenses at 0.99% excluding service and 12b-1 fees. Prior to that date, the expense cap was 1.00%.

See accompanying notes which are an integral part of these financial statements.

12

Martin Focused Value Fund

Notes to the Financial Statements

October 31, 2013

NOTE 1. ORGANIZATION

Martin Focused Value Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 7, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Martin Capital Management, LLC (the “Adviser”). The Fund seeks to provide long-term growth of capital.

The Fund currently offers two classes of shares, Institutional Class and Retail Class. Both shares were first offered to the public on May 4, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended October 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

13

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options - The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts). All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The investment objective of the Fund as it relates to derivative investments is an effort to manage risk or generate returns.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

14

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•Level	1 – quoted prices in active markets for identical securities

•Level

2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

15

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as U.S. Government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Call and put options that the Fund invests in and writes are generally traded on an exchange. The options in which the Fund invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

16

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks*	$1,492,953	$-	$-	$1,492,953
Money Market Securities	2,831,720	-	-	2,831,720
U. S. Treasury Obligations	-	8,868,912	-	8,868,912
Put Options Purchased	48,310	-	-	48,310
Total	$4,372,983	$8,868,912	$-	$13,241,895

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended October 31, 2013, the Fund had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Put options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on options contracts purchased and change in unrealized appreciation (depreciation) on option contracts purchased, respectively.

Please see the chart below for information regarding options purchased by the Fund.

At October 31, 2013:

Derivatives	Location of Derivatives on Statement of Assets & Liabilities
Equity Risk
Put Options Purchased	Investment in securities, at fair value	$48,310
For the period ended October 31, 2013:
Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on option contracts	165	125	$(114,352)	$(60,792)
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on option contracts	204	204	$183,075	$-

17

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any Administrative servicing fees (Retail Class shares only), 12b-1 fees (Retail Class shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 0.99% of its average daily net assets of the Fund through June 30, 2015. For the period ended October 31, 2013, the Adviser earned fees of $48,791 from the Fund. The Adviser waived fees and reimbursed expenses in the amount of $123,439. At October 31, 2013, the Adviser owed $22,343 to the Fund.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through April 30,
$257,424	2016
123,439	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

For the period ended October 31, 2013, HASI earned fees of $23,946 for administrative services provided to the Fund. At October 31, 2013, the Fund owed HASI $4,154 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended October 31, 2013, the Custodian earned fees of $5,297 for custody services provided to the Fund. At October 31, 2013, the Fund owed the Custodian $3,639 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund transfer agent services. For the period ended October 31, 2013, HASI earned fees of $27,174 from the Fund for transfer agent services. At October 31, 2013, the Fund owed HASI $3,884 for transfer agent services.

For the period ended October 31, 2013, HASI earned fees of $17,644 from the Fund for fund accounting services provided to the Fund. At October 31, 2013, HASI was owed $3,060 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

18

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund has adopted a distribution plan (the “Plan”) for its Retail Class shares in accordance with Rule 12b-1 under the 1940 Act. Under the Fund’s plan, the Fund pays a fee of 0.25% of the average daily net assets of Retail Class shares to the Distributor, the Adviser or other financial institutions in connection with the promotion and distribution of the Fund’s Retail Class shares or the provision of personal services to Retail Class shareholders. These service include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Because these fees are an ongoing expense, over time they reduce the net investment results of the Retail Class shares and may cost you more than paying other types of sales charges. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. For the period ended October 31, 2013, the Retail Class incurred 12b-1 fees of $378. At October 31, 2013, $56 was owed to the Adviser.

The Fund has adopted a Retail Class Administrative Services Plan, under which the Fund pays an annual fee equal to 0.15% of the average daily net assets of Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Retail Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the Retail Class on an on-going basis. For the period ended October 31, 2013, the Retail Class incurred Service fees of $227. At October 31, 2013, $68 was owed to the Adviser pursuant to the Administrative Services Plan.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$-
Other	-
Sales
U.S. Government Obligations	$-
Other	100,871

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

19

Martin Focused Value Fund

Notes to the Financial Statements - continued

October 31, 2013

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At October 31, 2013, Charles Schwab & Co., Inc. owned 37.15% of the Retail Class shares and 33.48% of the Institutional Class shares of the Fund. As a result, Charles Schwab & Co., Inc. may be deemed to control the Retail and Institutional Class shares of the Fund.

NOTE 9. FEDERAL TAX INFORMATION

At October 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$511,649
Gross (Depreciation)	(289,323)

Net Appreciation (Depreciation) on Investments	$222,326

At October 31, 2013, the aggregate cost of securities for federal income tax purposes was $13,019,569.

There were no distributions by the Fund for the six months ended October 31, 2013.

The tax character of distributions paid during the period ended April 30, 2013 were as follows:

2013
Long-term Capital Gain	55,708

Total distributions paid	$55,708

At April 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated Capital loss and other losses	$(242,908)
Unrealized net appreciation	260,486

$17,578

At April 30, 2013, the differences between book basis and tax-basis unrealized net appreciation is attributable to Section 1256 contracts. Under current tax law, net investment losses realized after December 31 and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

	Post-December Ordinary Losses	Post-October Capital Losses
Martin Focused Value Fund	$26,998	$215,910

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since October 31, 2013, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

20

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (855) 367-6383 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

21

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•  Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•  Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

22

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of January 8, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)		Not Applicable – filed with annual report

(a)(2)		Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)		Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b	)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Unified Series Trust

By /s/ John C. Swhear
John C. Swhear, President
Date 1/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John C. Swhear
John C. Swhear, President
Date 1/8/2014

By /s/ Robert W. Silva
Robert W. Silva, Treasurer
Date 1/8/2014